Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning of period, Assets	$ 9,565	$ 10,770
Balance at beginning of period, Liabilities	870	1,413
Balance at beginning of period, Deferred taxes net	8,695	9,357
Taxes losses carryforward, Assets	937	(609)
Taxes losses carryforward, Liabilities
Taxes losses carryforward, Deferred taxes net	937	(609)
Provision for asset retirement obligations and other liabilities, Assets	(361)	(1,123)
Provision for asset retirement obligations and other liabilities, Liabilities	18	86
Provision for asset retirement obligations and other liabilities, Deferred taxes net	(379)	(1,209)
Fair value of financial instruments, Assets	393	(168)
Fair value of financial instruments, Liabilities
Fair value of financial instruments, Deferred taxes net	393	(168)
Fair value of intangibles and property, plant and equipment in business combination, Assets
Fair value of intangibles and property, plant and equipment in business combination, Liabilities	(397)	(64)
Fair value of intangibles and property, plant and equipment in business combination, Deferred taxes net	397	64
Other, Assets	(61)	251
Other, Liabilities
Other, Deferred taxes net	(61)	251
Effect in income statement, Assets	908	(1,649)
Effect in income statement, Liabilities	(379)	22
Effect in income statement, Deferred taxes net	1,287	(1,671)
Employee post-retirement obligation, Assets	(20)	34
Employee post-retirement obligation, Liabilities	26
Employee post-retirement obligation, Deferred taxes net	(46)	34
Fair value of financial instruments, Assets	(1)	32
Fair value of financial instruments, Liabilities
Fair value of financial instruments, Deferred taxes net	(1)	32
Other comprehensive income, Assets	(21)	66
Other comprehensive income, Liabilities	26
Other comprehensive income, Deferred taxes net	(47)	66
Transfers between assets and liabilities, Assets	(250)	(371)
Transfers between assets and liabilities, Liabilities	(250)	(371)
Transfer between assets and liabilities, Deferred taxes net
Translation adjustment, Assets	(1,953)	749
Translation adjustment, Liabilities	(130)	19
Translation adjustment, Deferred taxes net	(1,823)	730
Transfer to asset to held for sale, Assets
Sale of California Steel Industries, Liabilities		(213)
Transfer to asset to held for sale, Deferred taxes net		213
Incorporations, acquisitions and divestments, Assets	(5)
Incorporations, acquisitions and divestments, Liabilities	308
Incorporations, acquisitions and divestments, Deferred taxes net	(313)
Balance at ending of period, Assets	8,244	9,565
Balance at ending of period, Liabilities	445	870
Balance at ending of period, Deferred taxes net	$ 7,799	$ 8,695